Note 8. Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	34.00%
Valuation Allowance, Deferred Tax Asset, Change in Amount	$ (225,000)	$ (169,000)	$ 147,000
Deferred Tax Assets, Operating Loss Carryforwards, Domestic	5,270,000
Deferred Tax Assets, Operating Loss Carryforwards, State and Local	5,823,000
Deferred Tax Assets, Tax Credit Carryforwards, Alternative Minimum Tax	148,000	136,000	136,000
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 0